Award Timing Disclosure	12 Months Ended
Dec. 28, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Although the Compensation Committee has not adopted a formal policy governing the timing of granting equity awards, the Committee has historically granted such awards on a predetermined annual schedule. The Compensation Committee has generally granted equity awards to executives in the first quarter of the fiscal year and to directors in the second quarter and expects to continue this practice. The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information and does not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive or director compensation. In addition, the Compensation Committee does not take material nonpublic information into account when determining the terms of equity awards.
Award Timing Method	The Compensation Committee has generally granted equity awards to executives in the first quarter of the fiscal year and to directors in the second quarter and expects to continue this practice.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Although the Compensation Committee has not adopted a formal policy governing the timing of granting equity awards, the Committee has historically granted such awards on a predetermined annual schedule. The Compensation Committee has generally granted equity awards to executives in the first quarter of the fiscal year and to directors in the second quarter and expects to continue this practice. The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information and does not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive or director compensation. In addition, the Compensation Committee does not take material nonpublic information into account when determining the terms of equity awards.
MNPI Disclosure Timed for Compensation Value	false